PROPERTY AND EQUIPMENT (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 2,114,000	$ 1,827,000
Tangible Asset Impairment Charges, Total	0	896,000
Prior Period Reclassification Adjustment	163,000
Depreciation	287,000	393,000
Hardware Supplies [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		1,297,000
Impairment Charge on Reclassified Assets		896,000
Property, Plant and Equipment, Other, Gross		$ 2,193,000